UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 1999

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one): [   ] is a restatement
                     [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Dover Partners, Inc.
Address: 3033 S. Kettering Blvd.
     Suit 320
     Dayton, OH  45439


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jennifer Moix
Title: Assistant Vice President
Phone: 937-299-4105
Signature, Place, and Date of Signing:

    Jennifer R. Moix    Dayton, Ohio   August 11, 1999


Report Type (Check only one):

[ X ]    13F HOLDINGS REPORT
[   ]    13F NOTICE
[   ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 1188

Form 13F Information Table Value Total: $367,717


List of Other Included Managers:

No. 13F File Number          Name

                               Title of
Investment Discretion       Voting Authority
Security                       Class    CUSIP      Mkt Value Quantity Sole
Share OtherMgrs     Sole   Share   None
---------------------------    -------- ---------  --------- -------- ----
------ ---------     -----  ------  ------
Alaska Air Group, Inc.         Common   011659109     11813   282960   x
                 171910         111050
American Health Prop.          Common   026494104     10039   498872   x
                 285732         213140
Armstrong World Ind.           Common   042476101       269     4660   x
                   4500            160
BP Amoco PLC Sponsored ADR     Common   110889409       297     2739   x
                                  2739
Bank of New York               Common   064057102      1504    41000   x
                  41000
Bell Atlantic                  Common   077853109     10975   167885   x
                 100870          67015
Bristol Myers                  Common   110122108     15900   225734   x
                 140762          84972
CIGNA                          Common   125509109      2484    27920   x
                  26520           1400
Centex Corp.                   Common   152312104     12649   336750   x
                 202370         134380
Compaq Computer                Common   204493100       845    35680   x
                  35300            380
Duke Energy                    Common   264399106     11197   205697   x
                 123327          82370
Exxon Corp.                    Common   302290101     13670   177245   x
                 109980          67265
First Union                    Common   337358105     10217   216823   x
                 116127         100696
Firstar                        Common   33763V109      4612   164741   x
                 147760          16981
Fort James                     Common   347471104     12622   333255   x
                 198210         135045
General Electric               Common   369604103       386     3420   x
                    500           2920
Goodyear Tire                  Common   382550101       646    11000   x
                  11000
Halliburton                    Common   406216101     12482   275846   x
                 150669         125177
Herman Miller                  Common   600544100     12982   618235   x
                 365940         252295
Ingersoll-Rand                 Common   456866102     14026   217049   x
                 125398          91651
Interstate Bakeries            Common   46072H108     10111   450640   x
                 250040         200600
Johnson & Johnson              Common   478160104       318     3250   x
                                  3250
Jones Apparel                  Common   480074103     15695   457430   x
                 281390         176040
Lafarge                        Common   505862102     13300   375315   x
                 228365         146950
Lehman Brothers                Common   524908100     13427   216141   x
                 127601          88540
Maytag                         Common   578592107     16203   232100   x
                 145100          87000
NiSource                       Common   65473P105     11652   451421   x
                 276861         174560
Quantum                        Common   747906105     12348   511850   x
                 282445         229405
Reynolds & Reynolds            Common   761695105     13696   587509   x
                 344440         243069
Rohm & Haas                    Common   775371107      1114    26000   x
                  26000
SBC Communications             Common   78387G103      8301   143136   x
                 103936          39200
SLM Holding                    Common   78442A109     14314   312457   x
                 191845         120612
Schering Plough                Common   806605101      2860    54480   x
                  52800           1680
Smithfield Foods               Common   832248108      1705    51000   x
                  51000
Smithkline Beecham             Common   832378301     10568   159975   x
                  88105          71870
Sun Microsystems               Common   866810104     14328   208040   x
                 115140          92900
Sunoco Inc.                    Common   86764P109     10520   348490   x
                 211090         137400
Systems & Computer Tech        Common   871873105       662    45500   x
                  45500
Toys 'R Us                     Common   892335100     10774   520840   x
                 295990         224850
Trinity Industries             Common   896522109     11091   331077   x
                 192072         139005
Watts Industries               Common   942749102       633    33000   x
                  33000
Wells Fargo                    Common   949746101       228     5336   x
                                  5336
Yellow Corp                    Common   985509108     10464   589575   x
                 328535         261040
Cheung Kong Holdings Ltd.      Common                   222    25000   x
                                 25000
Colgate-Palmolive              Common   194162103       210     2140   x
                    140           2000
DPL                            Common   233293109       215    11650   x
                   4450           7200
Fifth Third Bancorp            Common   316773100       703    10572   x
                                 10572
Firstar                        Common   33763V109       400    14310   x
                                 14310
National City                  Common   635405103       230     3525   x
                    525           3000
Procter & Gamble               Common   742718109      1373    15393   x
                                 15393
Servicemaster                  Common   81760N109       189    10125   x
                                 10125
Vodaphone AirTouch Plc.        Common   92857T10        223     1136   x
                    523            613